Merger Agreement	6 Months Ended
Jun. 30, 2022
Business Combination and Asset Acquisition [Abstract]
Merger Agreement

Note 10 — Merger Agreement

On May 25, 2022, the Company, Merger Sub and Southland entered into the Merger Agreement. Pursuant to the Merger Agreement, upon the Closing of the Transactions, Merger Sub will merge with and into Southland, with Southland being the surviving entity of the Merger and becoming a wholly owned subsidiary of the Company.

Pursuant to the Merger Agreement, at the Effective Time (as defined below), by virtue of the Merger and without any further action on the part of the parties to the Merger Agreement, each Southland Membership Interest (expressed as a percentage) issued and outstanding immediately before the effective time of the Merger (the “Effective Time”) will be converted into and become the right to receive (I) a number of shares of the Company’s Common Stock (the “Per Membership Interest Merger Consideration”) equal to (a) (i) $343,000,000 divided by (ii) $10.15, multiplied by (b) such Southland Member’s percentage of all Southland Membership Interests issued and outstanding immediately prior to the Effective Time (i.e., 100%), (II) the right to receive a number of shares of the Company’s Common Stock (the “Earnout Merger Consideration”) equal to (a) (i) $105,000,000 divided by (ii) $10.15, multiplied by (b) such Southland Member’s percentage of all Southland Membership Interests issued and outstanding immediately prior to the Effective Time, upon the achievement of certain targets and (III) an amount of cash (the “Cash Consideration” and together with the Per Membership Interest Merger Consideration and Earnout Merger Consideration, the “Merger Consideration”) equal to (a) $50,000,000 multiplied by (b) such Southland Member’s percentage of all Southland Membership Interests issued and outstanding immediately prior to the Effective Time (i.e., 100%); provided, however, that in lieu of receiving all or part of the Cash Consideration, up to $50,000,000 of cash held by Southland or its

Note 10 — Merger Agreement (cont.)

subsidiaries may be distributed to the Southland Members, or to such other persons as instructed by the Southland Members, if either (1) there is not sufficient funds in the Trust Account to pay such amount in cash or (2) Southland elects, in its sole discretion, to make such dividend at or prior to the Closing. Any cash paid as a dividend on or prior to the Closing pursuant to such provision shall reduce the Cash Consideration payable to the Southland Members at Closing by a like amount.

The Merger Agreement provides for the payment of up to an aggregate of 10,344,828 additional shares of the Company’s Common Stock as earnout consideration as described below. As used in the following discussion of the earnout consideration, “Adjusted EBITDA” means, for the applicable fiscal year, using results and expenses taken from the audited financial statements of the Company and its subsidiaries, including but not limited to Southland and its affiliates, on a consolidated basis, but excluding any results attributable to businesses acquired after the date of the Merger Agreement except for certain permitted acquisitions, the following calculation: income before provision for income taxes, plus interest expense, less interest income, plus depreciation and amortization, plus any expenses arising solely from the Merger charged to income in such fiscal year, including but not limited to filing fees borne by Southland with respect to the Registration Statement (as defined below) and notifications required under the Hart-Scott-Rodino Antitrust Improvements Act of 1976, as amended (“HSR Act”), plus expenses relating to certain incentive compensation arrangements. In addition, any Company or Merger Sub expenses incurred prior to or at the Closing that are included in the Company’s 2022 income statement will be excluded for purposes of Adjusted EBITDA calculation. For the purposes of calculating Adjusted EBITDA for the fiscal year of the Company ending December 31, 2022, Adjusted EBITDA shall be calculated after giving pro forma effect to the Merger as if the Merger was consummated on the first day of such fiscal year.

If, for the fiscal year of the Company ending December 31, 2022, Legato has Adjusted EBITDA equal to or greater than $125,000,000 (the “2022 Base Target”), the Company shall issue to the holders of Southland Membership Interests outstanding immediately prior to the Effective Time, in the aggregate, 3,448,276 shares of the Company’s Common Stock; provided that if the Company has Adjusted EBITDA equal to or greater than $145,000,000 (the “2022 Bonus Target”), then the aggregate number of shares of Common Stock to be issued to the holders of Southland Membership Interests shall be increased to 5,172,414 shares; and

If, for the fiscal year of the Company ending December 31, 2023, Legato has Adjusted EBITDA equal to or greater than $145,000,000 (the “2023 Base Target”), the Company shall issue to the holders of Southland Membership Interests outstanding immediately prior to the Effective Time, in the aggregate, 3,448,276 shares of the Company’s Common Stock; provided that if the Company has Adjusted EBITDA equal to or greater than $165,000,000 (the “2023 Bonus Target”), then the aggregate number of shares of Common Stock to be issued to the holders of Southland Membership Interests shall be increased to 5,172,414 shares.

The Closing is expected to occur in the second half of 2022, following receipt of the required stockholder approval by the Company, Southland Member approval and the fulfilment of certain other conditions set forth in the Merger Agreement.